General business description	12 Months Ended
Dec. 31, 2017
General business description
General business description

1.            General business description:

Maxar Technologies Ltd. (the “Company” or “Maxar”) is a corporation continued under the laws of the province of British Columbia, Canada with common shares listed on the Toronto Stock Exchange (“TSX”) and New York Stock Exchange (“NYSE”). On October 5, 2017, the Company’s name was changed from MacDonald, Dettwiler and Associates Ltd. to Maxar Technologies Ltd. The Company’s registered office is located at Suite 1700, 666 Burrard Street, Vancouver, British Columbia, Canada. Maxar is an industry leading vertically-integrated space and geospatial intelligence company with a full range of space technology solutions for commercial and government customers including satellites, Earth imagery, geospatial data and analytics.